Operating Segment Information - Summary of Reconciliation of Consolidated Net Income to Consolidated Core Income (Detail) - PHP (₱) ₱ in Millions	1 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Operating Segments [Abstract]
NET INCOME		₱ 18,973	₱ 13,466	₱ 20,162
Add (deduct) adjustments:
Depreciation due to shortened life of property and equipment		4,564	12,816
Noncurrent asset impairment		2,122	3,913	1,074
Manpower rightsizing program, or MRP		1,703	1,747	419
Loss in fair value of investments		1,154
Foreign exchange losses – net (Notes 5 and 9)		771	411	2,785
Investment written-off		362
Impairment of investments (Notes 10 and 11)	₱ 439	172	2,562	5,515
Core income adjustment on equity share in net losses of associates and joint ventures		23	60	95
Net income attributable to noncontrolling interests		(57)	(95)	(156)
Other nonrecurring income		(1,018)
Gains on derivative financial instruments – net, excluding hedge costs (Note 27)		(1,135)	(724)	(1,539)
Net tax effect of aforementioned adjustments		(1,779)	(4,741)	(79)
Total adjustments		6,882	14,202	7,695
Consolidated core income		₱ 25,855	₱ 27,668	₱ 27,857